FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial assets measured at fair value
	Level 1	Level 2	Level 3	Total
Financial assets
Cash, December 31, 2020	$7,608,149	$-	$-	$7,608,149
Cash, December 31, 2019	$3,017,704	$-	$-	$3,017,704
Cash, December 31, 2018	$5,304,097	$-	$-	$5,304,097